TAXES ON INCOME - Summary of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(3.87%)	(2.77%)	(2.00%)
Effect of other permanent differences	(0.31%)	0.05%	0.47%
Change in valuation allowance	(27.71%)	(18.70%)	(24.41%)
Issuance costs	6.52%	6.06%	3.68%
Provision to return	0.24%	(8.00%)	(0.77%)
Capital losses	1.47%	0.00%	0.00%
Other adjustments	0.14%	0.10%	(0.16%)
Effective tax rate	(0.52%)	(0.26%)	(0.19%)